Depreciation of Non-Mining Assets (Detail)	12 Months Ended
Dec. 31, 2013
Vehicles
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Computers
Property, Plant and Equipment [Line Items]
Depreciation rate	33.30%
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Depreciation rate	10.00%